Operations (Tables)	12 Months Ended
Dec. 31, 2023
Operations
Schedule of fair value of asset and liabilities acquisition

Fair value recognized on acquisition
Assets
Cash and cash equivalents	193,382
Trade accounts receivable	362,379
Prepaid expenses	165,111
Recoverable taxes	13,535
Deferred income tax and social contribution	705,388
Property, plant and equipment (Note 15)	3,518,477
Intangible assets (Note 16)	3,599,811
8,558,083

Liabilities
Suppliers	(183,227)
Lease liabilities (Note 17)	(2,929,449)
Taxes payable	(157,595)
Deferred revenues	(95,135)
Other liabilities	(617,518)
(3,982,924)

Schedule of consideration

Total net identifiable assets at fair value	4,575,159
Goodwill on acquisition (Note 16)	2,636,426
Total consideration	7,211,585

Schedule of asset acquired and liabilities

Cozani
Equity interest of the acquiree	100%
Shareholders’ equity of Cozani at book value on April 30, 2022	1,282,579
Shareholders’ equity of Cozani at fair value on April 30, 2022	4,575,159
Surplus of radio frequencies(i)	3,038,951
Surplus of customers’ portfolio(ii)	253,629

Contribution of Cozani’s revenue to the Company’s consolidated revenue as from the acquisition date to December 31, 2022	1,231,518
Contribution of Cozani’s loss to the Company’s consolidated net income from the acquisition date to December 31, 2022	(626,258)
Revenue of the acquiree in the year 2022	2,297,351
Loss of the acquiree in the year 2022	(1,910,638)

(i)	The intangible asset value refers to the adjustment in the authorizations item reflecting the fair value of the acquired grants and the spectrum assessment was carried out using the market approach, with the application of a transaction multiple. The average useful life is 17.68 years;

(ii)	The evaluation of the customer portfolio was conducted using the profitability approach, using the MPEEM (Multi-period excess earning method) method based on a calculation of cash flows from future economic benefits attributable to the customer base. The average useful life is 7.67 years.

Schedule of net assets

Assets		Liabilities
Current assets	1,376,107	Current liabilities	1,900,283
Non-current assets	3,987,996	Non-current liabilities	2,422,684
Long-term receivables	846,823
Property, plant and equipment	2,885,893
Intangible assets	255,280
		Net assets	1,041,136
Total assets	5,364,103	Total liabilities	5,364,103

Schedule of effects transaction

Description

Transaction price	1,096,294
Record of the remaining interest in the investment at fair value	1,612,957

Cost of assets
Write-off of investment	(1,211,472)
Write-off of goodwill at Fiber RJ/Fiber SP acquisition	(1,051,477)
Write-off of deferred tax on amortized goodwill	335,935

Gain on transaction	782,237
Income tax and social contribution	(509,245)
Net gain on transaction	272,992

Gain before income tax and social contribution on remeasurement of investment to fair value	668,720
Gain before income tax and social contribution on asset disposal	113,517